Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
(Provision for) benefit from taxes	$ 3,141	$ (215)	$ 2,780	$ 2,029
Effective income tax rate	33.80%	20.90%	29.35%	26.88%
Effective income tax rate, state and local income taxes	21.00%		7.68%	4.09%
Deferred tax asset, increase in valuation allowance			$ 266	$ 114
Deferred tax assets federal operating loss carryforwards			917
Deferred tax assets state operating loss carryforwards			917
Deferred tax assets canadian operating loss carryforwards			428
Unrecognized tax benefits interest expense			$ 18
Unrecognized tax benefits income tax penalities				8
Accrued residual purchase price				917
Nonoperating Income (Expense) [Member]
Income Tax Disclosure [Line Items]
Residual purchase price				1,917
Residual purchase price paid				$ 1,000